Annual Total Returns[BarChart] - ProShares UltraShort Basic Materials - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.28%)	(27.92%)	(36.23%)	(13.31%)	15.84%	(37.93%)	(37.75%)	30.60%	(33.00%)	(55.67%)